Semi-Annual Report
March 31, 2023
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
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SPDR S&P 500® ETF Trust
Semi-Annual Report
March 31, 2023
(Unaudited)

SPDR S&P 500® ETF Trust
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks	Shares	Value
3M Co.	5,974,775	$ 628,008,600
A O Smith Corp.	1,382,333	95,588,327
Abbott Laboratories	18,877,102	1,911,495,348
AbbVie, Inc.	19,146,680	3,051,406,392
Accenture PLC Class A	6,818,016	1,948,657,153
Activision Blizzard, Inc.	7,710,638	659,953,506
Adobe, Inc. (a)	4,956,428	1,910,058,658
Advance Auto Parts, Inc.	652,472	79,347,120
Advanced Micro Devices, Inc. (a)	17,456,385	1,710,900,294
AES Corp.	7,231,675	174,138,734
Aflac, Inc.	6,115,529	394,573,931
Agilent Technologies, Inc.	3,199,635	442,637,506
Air Products & Chemicals, Inc.	2,397,477	688,579,369
Akamai Technologies, Inc. (a)	1,710,214	133,909,756
Alaska Air Group, Inc. (a)	1,334,316	55,987,899
Albemarle Corp.	1,266,096	279,857,860
Alexandria Real Estate Equities, Inc. REIT	1,705,252	214,162,599
Align Technology, Inc. (a)	783,967	261,954,733
Allegion PLC	957,303	102,172,949
Alliant Energy Corp.	2,717,729	145,126,729
Allstate Corp.	2,866,579	317,645,619
Alphabet, Inc. Class A (a)	64,483,522	6,688,875,737
Alphabet, Inc. Class C (a)	56,213,704	5,846,225,216
Altria Group, Inc.	19,398,924	865,579,989
Amazon.com, Inc. (a)	96,520,853	9,969,638,906
Amcor PLC	16,203,517	184,396,023
Ameren Corp.	2,794,321	241,401,391
American Airlines Group, Inc. (a)	7,044,237	103,902,496
American Electric Power Co., Inc.	5,553,904	505,349,725
American Express Co.	6,460,433	1,065,648,423
American International Group, Inc.	8,031,127	404,447,556
American Tower Corp. REIT	5,032,928	1,028,428,508
American Water Works Co., Inc.	2,089,210	306,048,373
Common Stocks	Shares	Value
Ameriprise Financial, Inc.	1,150,104	$ 352,506,876
AmerisourceBergen Corp.	1,750,838	280,326,672
AMETEK, Inc.	2,486,387	361,346,623
Amgen, Inc.	5,781,159	1,397,595,188
Amphenol Corp. Class A	6,432,611	525,672,971
Analog Devices, Inc.	5,487,548	1,082,254,217
ANSYS, Inc. (a)	943,087	313,859,354
Aon PLC Class A	2,236,077	705,012,717
APA Corp.	3,518,026	126,860,018
Apple, Inc.	161,020,782	26,552,326,952
Applied Materials, Inc.	9,127,736	1,121,159,813
Aptiv PLC (a)	2,928,969	328,601,032
Arch Capital Group Ltd. (a)	3,998,146	271,354,169
Archer-Daniels-Midland Co.	5,937,916	473,014,389
Arista Networks, Inc. (a)	2,679,538	449,787,249
Arthur J Gallagher & Co.	2,296,327	439,310,318
Assurant, Inc.	573,947	68,913,816
AT&T, Inc.	77,172,362	1,485,567,968
Atmos Energy Corp.	1,550,011	174,159,236
Autodesk, Inc. (a)	2,337,863	486,649,562
Automatic Data Processing, Inc.	4,486,062	998,731,983
AutoZone, Inc. (a)	203,159	499,395,296
AvalonBay Communities, Inc. REIT	1,512,406	254,174,952
Avery Dennison Corp.	884,631	158,287,025
Baker Hughes Co.	10,823,285	312,360,005
Ball Corp.	3,385,035	186,549,279
Bank of America Corp.	75,564,848	2,161,154,653
Bank of New York Mellon Corp.	7,920,693	359,916,290
Bath & Body Works, Inc.	2,455,987	89,840,004
Baxter International, Inc.	5,463,904	221,615,946
Becton Dickinson & Co.	3,071,539	760,328,764
Berkshire Hathaway, Inc. Class B (a)	19,506,556	6,023,039,296
Best Buy Co., Inc.	2,174,147	170,170,486
Biogen, Inc. (a)	1,561,163	434,050,149
Bio-Rad Laboratories, Inc. Class A (a)	229,293	109,835,933

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks	Shares	Value
Bio-Techne Corp.	1,702,745	$ 126,326,652
BlackRock, Inc.	1,624,105	1,086,721,138
Boeing Co. (a)	6,088,285	1,293,334,383
Booking Holdings, Inc. (a)	419,331	1,112,237,738
BorgWarner, Inc.	2,569,281	126,177,390
Boston Properties, Inc. REIT	1,514,825	81,982,329
Boston Scientific Corp. (a)	15,481,936	774,561,258
Bristol-Myers Squibb Co.	23,019,226	1,595,462,554
Broadcom, Inc.	4,524,338	2,902,543,800
Broadridge Financial Solutions, Inc.	1,271,827	186,411,683
Brown & Brown, Inc.	2,544,897	146,127,986
Brown-Forman Corp. Class B	1,948,431	125,225,660
Bunge Ltd.	1,625,658	155,282,852
C.H. Robinson Worldwide, Inc.	1,272,199	126,418,415
Cadence Design Systems, Inc. (a)	2,969,980	623,963,098
Caesars Entertainment, Inc. (a)	2,288,693	111,711,105
Camden Property Trust REIT	1,192,386	125,009,748
Campbell Soup Co.	2,180,029	119,857,994
Capital One Financial Corp.	4,135,030	397,624,485
Cardinal Health, Inc.	2,833,578	213,935,139
CarMax, Inc. (a)	1,738,615	111,758,172
Carnival Corp. (a)	10,849,792	110,125,389
Carrier Global Corp.	9,066,918	414,811,498
Catalent, Inc. (a)	1,949,767	128,119,190
Caterpillar, Inc.	5,634,247	1,289,341,083
Cboe Global Markets, Inc.	1,137,772	152,734,513
CBRE Group, Inc. Class A (a)	3,414,891	248,638,214
CDW Corp.	1,465,803	285,670,347
Celanese Corp.	1,073,754	116,921,073
Centene Corp. (a)	5,962,820	376,909,852
CenterPoint Energy, Inc.	6,815,745	200,791,848
Common Stocks	Shares	Value
Ceridian HCM Holding, Inc. (a)	1,648,769	$ 120,722,866
CF Industries Holdings, Inc.	2,120,582	153,720,989
Charles River Laboratories International, Inc. (a)	550,851	111,172,749
Charles Schwab Corp.	16,514,013	865,004,001
Charter Communications, Inc. Class A (a)	1,140,366	407,806,285
Chevron Corp.	19,260,084	3,142,475,305
Chipotle Mexican Grill, Inc. (a)	299,064	510,888,041
Chubb Ltd.	4,486,017	871,094,781
Church & Dwight Co., Inc.	2,640,307	233,429,542
Cigna Group	3,233,643	826,292,796
Cincinnati Financial Corp.	1,714,378	192,147,486
Cintas Corp.	935,210	432,702,963
Cisco Systems, Inc.	44,477,032	2,325,036,848
Citigroup, Inc.	20,934,666	981,626,489
Citizens Financial Group, Inc.	5,298,212	160,906,698
Clorox Co.	1,337,298	211,614,036
CME Group, Inc.	3,888,401	744,706,560
CMS Energy Corp.	3,153,379	193,554,403
Coca-Cola Co.	42,137,996	2,613,819,892
Cognizant Technology Solutions Corp. Class A	5,571,781	339,488,616
Colgate-Palmolive Co.	9,042,570	679,549,135
Comcast Corp. Class A	45,543,502	1,726,554,161
Comerica, Inc.	1,417,888	61,564,697
Conagra Brands, Inc.	5,124,060	192,459,694
ConocoPhillips	13,250,249	1,314,557,203
Consolidated Edison, Inc.	3,835,912	366,981,701
Constellation Brands, Inc. Class A	1,753,929	396,195,022
Constellation Energy Corp.	3,534,031	277,421,433
Cooper Cos., Inc.	534,355	199,506,783
Copart, Inc. (a)	4,632,060	348,377,233

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks	Shares	Value
Corning, Inc.	8,241,552	$ 290,761,955
Corteva, Inc.	7,733,423	466,402,741
CoStar Group, Inc. (a)	4,396,078	302,669,970
Costco Wholesale Corp.	4,804,107	2,387,016,645
Coterra Energy, Inc.	8,562,672	210,127,971
Crown Castle, Inc. REIT	4,680,216	626,400,109
CSX Corp.	22,725,034	680,387,518
Cummins, Inc.	1,529,814	365,441,968
CVS Health Corp.	13,902,606	1,033,102,652
Danaher Corp.	7,096,538	1,788,611,438
Darden Restaurants, Inc.	1,320,468	204,883,815
DaVita, Inc. (a)	599,973	48,663,810
Deere & Co.	2,927,724	1,208,798,685
Delta Air Lines, Inc. (a)	6,942,501	242,432,135
DENTSPLY SIRONA, Inc.	2,331,625	91,586,230
Devon Energy Corp.	7,052,914	356,947,978
Dexcom, Inc. (a)	4,174,930	485,043,367
Diamondback Energy, Inc.	1,989,665	268,943,018
Digital Realty Trust, Inc. REIT	3,095,282	304,297,173
Discover Financial Services	2,890,681	285,714,910
DISH Network Corp. Class A (a)	2,657,937	24,798,552
Dollar General Corp.	2,420,557	509,430,426
Dollar Tree, Inc. (a)	2,273,837	326,409,301
Dominion Energy, Inc.	9,021,596	504,397,432
Domino's Pizza, Inc.	386,432	127,472,324
Dover Corp.	1,516,737	230,453,020
Dow, Inc.	7,605,996	416,960,701
DR Horton, Inc.	3,382,894	330,474,915
DTE Energy Co.	2,097,632	229,774,609
Duke Energy Corp.	8,323,987	803,015,026
DuPont de Nemours, Inc.	4,959,938	355,974,750
DXC Technology Co. (a)	2,475,132	63,264,374
Eastman Chemical Co.	1,296,733	109,366,461
Eaton Corp. PLC	4,305,778	737,752,003
eBay, Inc.	5,865,330	260,244,692
Ecolab, Inc.	2,682,806	444,084,877
Edison International	4,127,891	291,387,826
Common Stocks	Shares	Value
Edwards Lifesciences Corp. (a)	6,686,638	$ 553,185,562
Electronic Arts, Inc.	2,845,487	342,738,909
Elevance Health, Inc.	2,585,767	1,188,961,524
Eli Lilly & Co.	8,538,418	2,932,263,510
Emerson Electric Co.	6,185,999	539,047,953
Enphase Energy, Inc. (a)	1,471,564	309,440,478
Entergy Corp.	2,203,092	237,361,132
EOG Resources, Inc.	6,348,487	727,727,065
EPAM Systems, Inc. (a)	617,959	184,769,741
EQT Corp.	3,930,993	125,437,987
Equifax, Inc.	1,323,383	268,435,008
Equinix, Inc. REIT	1,000,272	721,236,123
Equity Residential REIT	3,687,407	221,244,420
Essex Property Trust, Inc. REIT	693,254	144,987,142
Estee Lauder Cos., Inc. Class A	2,508,265	618,186,992
Etsy, Inc. (a)	1,355,032	150,855,713
Everest Re Group Ltd.	425,361	152,287,745
Evergy, Inc.	2,485,073	151,887,662
Eversource Energy	3,770,946	295,114,234
Exelon Corp.	10,758,865	450,688,855
Expedia Group, Inc. (a)	1,608,797	156,101,573
Expeditors International of Washington, Inc.	1,720,151	189,423,028
Extra Space Storage, Inc. REIT	1,449,951	236,240,516
Exxon Mobil Corp.	44,584,205	4,889,103,920
F5, Inc. (a)	640,372	93,295,797
FactSet Research Systems, Inc.	414,149	171,909,108
Fair Isaac Corp. (a)	272,330	191,363,568
Fastenal Co.	6,180,253	333,362,847
Federal Realty Investment Trust REIT	790,334	78,108,709
FedEx Corp.	2,514,063	574,438,255
Fidelity National Information Services, Inc.	6,414,073	348,476,586
Fifth Third Bancorp	7,419,871	197,665,363
First Republic Bank	1,967,378	27,523,618
First Solar, Inc. (a)	1,071,661	233,086,267

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks	Shares	Value
FirstEnergy Corp.	5,846,717	$ 234,219,483
Fiserv, Inc. (a)	6,863,238	775,751,791
FleetCor Technologies, Inc. (a)	797,210	168,091,728
FMC Corp.	1,356,828	165,709,404
Ford Motor Co.	42,535,875	535,952,025
Fortinet, Inc. (a)	7,008,031	465,753,740
Fortive Corp.	3,823,134	260,623,045
Fox Corp. Class A	3,303,646	112,489,146
Fox Corp. Class B	1,505,991	47,152,578
Franklin Resources, Inc.	3,087,763	83,184,335
Freeport-McMoRan, Inc.	15,474,848	633,076,032
Garmin Ltd.	1,661,973	167,726,315
Gartner, Inc. (a)	852,082	277,582,753
GE HealthCare, Inc. (a)	3,924,334	321,913,145
Gen Digital, Inc.	6,205,090	106,479,344
Generac Holdings, Inc. (a)	673,214	72,713,844
General Dynamics Corp.	2,436,402	556,011,300
General Electric Co.	11,773,358	1,125,533,025
General Mills, Inc.	6,418,586	548,532,360
General Motors Co.	15,099,228	553,839,683
Genuine Parts Co.	1,528,300	255,699,873
Gilead Sciences, Inc.	13,500,866	1,120,166,852
Global Payments, Inc.	2,848,246	299,749,409
Globe Life, Inc.	974,742	107,241,115
Goldman Sachs Group, Inc.	3,666,238	1,199,263,112
Halliburton Co.	9,815,702	310,568,811
Hartford Financial Services Group, Inc.	3,438,124	239,602,862
Hasbro, Inc.	1,372,658	73,698,008
HCA Healthcare, Inc.	2,291,738	604,285,476
Healthpeak Properties, Inc. REIT	5,919,784	130,057,654
Henry Schein, Inc. (a)	1,465,181	119,470,859
Hershey Co.	1,591,155	404,805,744
Hess Corp.	3,004,182	397,573,446
Hewlett Packard Enterprise Co.	13,940,637	222,074,347
Hilton Worldwide Holdings, Inc.	2,884,804	406,382,339
Hologic, Inc. (a)	2,699,098	217,817,209
Common Stocks	Shares	Value
Home Depot, Inc.	11,034,350	$ 3,256,457,372
Honeywell International, Inc.	7,233,720	1,382,508,566
Hormel Foods Corp.	3,116,831	124,299,220
Host Hotels & Resorts, Inc. REIT	7,741,367	127,655,142
Howmet Aerospace, Inc.	3,978,253	168,558,580
HP, Inc.	9,357,325	274,637,489
Humana, Inc.	1,353,077	656,864,760
Huntington Bancshares, Inc.	15,454,833	173,094,130
Huntington Ingalls Industries, Inc.	428,166	88,638,925
IDEX Corp.	810,752	187,308,035
IDEXX Laboratories, Inc. (a)	897,130	448,636,770
Illinois Tool Works, Inc.	3,021,359	735,549,849
Illumina, Inc. (a)	1,700,064	395,349,883
Incyte Corp. (a)	2,007,354	145,071,474
Ingersoll Rand, Inc.	4,384,058	255,064,494
Insulet Corp. (a)	753,502	240,336,998
Intel Corp.	44,789,867	1,463,284,955
Intercontinental Exchange, Inc. (b)	6,050,438	631,000,179
International Business Machines Corp.	9,788,685	1,283,198,717
International Flavors & Fragrances, Inc.	2,755,713	253,415,367
International Paper Co.	3,896,560	140,509,954
Interpublic Group of Cos., Inc.	4,200,298	156,419,098
Intuit, Inc.	3,046,716	1,358,317,394
Intuitive Surgical, Inc. (a)	3,793,568	969,142,817
Invesco Ltd.	4,898,412	80,333,957
Invitation Homes, Inc. REIT	6,243,409	194,981,663
IQVIA Holdings, Inc. (a)	2,007,922	399,355,607
Iron Mountain, Inc. REIT	3,147,488	166,533,590
J.B. Hunt Transport Services, Inc.	897,279	157,436,573
J.M. Smucker Co.	1,155,971	181,915,156
Jack Henry & Associates, Inc.	787,659	118,715,964

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks	Shares	Value
Jacobs Solutions, Inc.	1,389,631	$ 163,295,539
Johnson & Johnson	28,306,105	4,387,446,275
Johnson Controls International PLC	7,418,050	446,714,971
JPMorgan Chase & Co.	31,756,752	4,138,222,353
Juniper Networks, Inc.	3,467,917	119,365,703
Kellogg Co.	2,766,908	185,272,160
Keurig Dr Pepper Inc.	9,149,859	322,807,026
KeyCorp	10,104,791	126,511,983
Keysight Technologies, Inc. (a)	1,938,702	313,061,599
Kimberly-Clark Corp.	3,654,110	490,454,644
Kimco Realty Corp. REIT	6,602,837	128,953,407
Kinder Morgan, Inc.	21,354,561	373,918,363
KLA Corp.	1,499,284	598,469,194
Kraft Heinz Co.	8,578,585	331,733,882
Kroger Co.	7,042,639	347,695,087
L3Harris Technologies, Inc.	2,059,495	404,155,299
Laboratory Corp. of America Holdings	957,737	219,724,023
Lam Research Corp.	1,460,926	774,466,091
Lamb Weston Holdings, Inc.	1,546,726	161,663,802
Las Vegas Sands Corp. (a)	3,538,413	203,281,827
Leidos Holdings, Inc.	1,469,253	135,259,431
Lennar Corp. Class A	2,746,198	288,652,872
Lincoln National Corp.	1,668,738	37,496,543
Linde PLC	5,390,944	1,916,157,135
Live Nation Entertainment, Inc. (a)	1,529,832	107,088,240
LKQ Corp.	2,743,308	155,710,162
Lockheed Martin Corp.	2,459,957	1,162,895,473
Loews Corp.	2,100,863	121,892,071
Lowe's Cos., Inc.	6,546,958	1,309,195,191
LyondellBasell Industries NV Class A	2,740,898	257,342,913
M&T Bank Corp.	1,832,817	219,149,929
Marathon Oil Corp.	6,864,068	164,463,069
Marathon Petroleum Corp.	4,915,248	662,722,888
Common Stocks	Shares	Value
MarketAxess Holdings, Inc.	405,402	$ 158,629,749
Marriott International, Inc. Class A	2,908,422	482,914,389
Marsh & McLennan Cos., Inc.	5,361,065	892,885,376
Martin Marietta Materials, Inc.	672,210	238,674,883
Masco Corp.	2,429,380	120,788,774
Mastercard, Inc. Class A	9,134,631	3,319,616,252
Match Group, Inc. (a)	3,026,818	116,199,543
McCormick & Co., Inc.	2,708,912	225,408,568
McDonald's Corp.	7,929,696	2,217,222,299
McKesson Corp.	1,482,591	527,876,526
Medtronic PLC	14,401,376	1,161,038,933
Merck & Co., Inc.	27,449,799	2,920,384,116
Meta Platforms, Inc. Class A (a)	24,097,585	5,107,242,165
MetLife, Inc.	7,123,412	412,730,491
Mettler-Toledo International, Inc. (a)	240,830	368,520,474
MGM Resorts International	3,444,502	153,004,779
Microchip Technology, Inc.	5,931,572	496,947,102
Micron Technology, Inc.	11,813,845	712,847,407
Microsoft Corp.	80,591,530	23,234,538,099
Mid-America Apartment Communities, Inc. REIT	1,250,240	188,836,250
Moderna, Inc. (a)	3,570,588	548,370,905
Mohawk Industries, Inc. (a)	552,915	55,413,141
Molina Healthcare, Inc. (a)	626,235	167,511,600
Molson Coors Beverage Co. Class B	2,022,876	104,542,232
Mondelez International, Inc. Class A	14,763,371	1,029,302,226
Monolithic Power Systems, Inc.	484,473	242,498,115
Monster Beverage Corp. (a)	8,232,528	444,638,837
Moody's Corp.	1,699,263	520,008,463

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks	Shares	Value
Morgan Stanley	14,145,045	$ 1,241,934,951
Mosaic Co.	3,679,684	168,823,902
Motorola Solutions, Inc.	1,810,241	517,964,257
MSCI, Inc.	864,396	483,793,797
Nasdaq, Inc.	3,651,184	199,610,229
NetApp, Inc.	2,349,345	150,005,678
Netflix, Inc. (a)	4,821,644	1,665,781,569
Newell Brands, Inc.	4,063,182	50,545,984
Newmont Corp.	8,593,516	421,254,154
News Corp. Class A	4,202,906	72,584,187
News Corp. Class B	1,318,964	22,989,543
NextEra Energy, Inc.	21,514,315	1,658,323,400
NIKE, Inc. Class B	13,486,370	1,653,968,417
NiSource, Inc.	4,355,655	121,784,114
Nordson Corp.	581,112	129,157,953
Norfolk Southern Corp.	2,466,118	522,817,016
Northern Trust Corp.	2,256,543	198,869,135
Northrop Grumman Corp.	1,564,937	722,562,712
Norwegian Cruise Line Holdings Ltd. (a)	4,463,701	60,036,778
NRG Energy, Inc.	2,535,145	86,930,122
Nucor Corp.	2,739,168	423,119,281
NVIDIA Corp.	26,633,530	7,397,995,628
NVR, Inc. (a)	32,537	181,302,346
NXP Semiconductors NV	2,800,731	522,266,313
Occidental Petroleum Corp.	7,859,107	490,644,050
Old Dominion Freight Line, Inc.	979,194	333,748,483
Omnicom Group, Inc.	2,204,596	207,981,587
ON Semiconductor Corp. (a)	4,665,825	384,090,714
ONEOK, Inc.	4,831,254	306,977,879
Oracle Corp.	16,639,100	1,546,105,172
O'Reilly Automotive, Inc. (a)	676,587	574,408,831
Organon & Co.	2,718,474	63,938,508
Otis Worldwide Corp.	4,521,747	381,635,447
PACCAR, Inc.	5,638,777	412,758,440
Packaging Corp. of America	1,014,399	140,829,013
Common Stocks	Shares	Value
Paramount Global Class B	5,437,705	$ 121,315,199
Parker-Hannifin Corp.	1,388,757	466,775,115
Paychex, Inc.	3,467,059	397,290,291
Paycom Software, Inc. (a)	525,382	159,721,382
PayPal Holdings, Inc. (a)	12,249,027	930,191,110
Pentair PLC	1,768,513	97,745,713
PepsiCo, Inc.	14,911,005	2,718,276,211
PerkinElmer, Inc.	1,367,594	182,245,576
Pfizer, Inc.	60,773,429	2,479,555,903
PG&E Corp. (a)	17,402,858	281,404,214
Philip Morris International, Inc.	16,783,819	1,632,226,398
Phillips 66	5,045,235	511,485,924
Pinnacle West Capital Corp.	1,210,763	95,940,860
Pioneer Natural Resources Co.	2,570,845	525,069,383
PNC Financial Services Group, Inc.	4,359,651	554,111,642
Pool Corp.	422,005	144,511,392
PPG Industries, Inc.	2,531,484	338,155,633
PPL Corp.	7,920,461	220,109,611
Principal Financial Group, Inc.	2,459,362	182,779,784
Procter & Gamble Co.	25,541,588	3,797,778,720
Progressive Corp.	6,324,281	904,751,640
Prologis, Inc. REIT	9,977,927	1,244,945,952
Prudential Financial, Inc.	3,977,512	329,099,343
PTC, Inc. (a)	1,152,335	147,763,917
Public Service Enterprise Group, Inc.	5,394,150	336,864,667
Public Storage REIT	1,711,443	517,095,388
PulteGroup, Inc.	2,491,518	145,205,669
Qorvo, Inc. (a)	1,112,728	113,019,783
QUALCOMM, Inc.	12,095,767	1,543,177,954
Quanta Services, Inc.	1,547,190	257,823,742
Quest Diagnostics, Inc.	1,231,085	174,173,906
Ralph Lauren Corp.	444,017	51,803,463
Raymond James Financial, Inc.	2,087,025	194,656,822

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks	Shares	Value
Raytheon Technologies Corp.	15,860,519	$ 1,553,220,626
Realty Income Corp. REIT	6,779,212	429,259,704
Regency Centers Corp. REIT	1,667,400	102,011,532
Regeneron Pharmaceuticals, Inc. (a)	1,163,896	956,338,426
Regions Financial Corp.	10,140,918	188,215,438
Republic Services, Inc.	2,212,471	299,170,329
ResMed, Inc.	1,583,457	346,761,248
Robert Half International, Inc.	1,186,122	95,565,850
Rockwell Automation, Inc.	1,237,697	363,202,185
Rollins, Inc.	2,501,783	93,891,916
Roper Technologies, Inc.	1,146,409	505,210,982
Ross Stores, Inc.	3,765,151	399,595,476
Royal Caribbean Cruises Ltd. (a)	2,358,587	154,015,731
S&P Global, Inc.	3,564,186	1,228,824,407
Salesforce, Inc. (a)	10,826,623	2,162,942,743
SBA Communications Corp. REIT	1,168,928	305,172,033
Schlumberger NV	15,375,890	754,956,199
Seagate Technology Holdings PLC	2,102,265	139,001,762
Sealed Air Corp.	1,600,318	73,470,599
Sempra Energy	3,397,800	513,611,448
ServiceNow, Inc. (a)	2,197,858	1,021,388,570
Sherwin-Williams Co.	2,553,087	573,857,365
Simon Property Group, Inc. REIT	3,539,753	396,346,143
Skyworks Solutions, Inc.	1,726,517	203,694,476
Snap-on, Inc.	575,670	142,127,166
SolarEdge Technologies, Inc. (a)	605,198	183,949,932
Southern Co.	11,767,159	818,758,923
Southwest Airlines Co.	6,418,266	208,850,376
Stanley Black & Decker, Inc.	1,590,062	128,127,196
Starbucks Corp.	12,443,092	1,295,699,170
Common Stocks	Shares	Value
State Street Corp. (c)	3,778,756	$ 286,014,042
Steel Dynamics, Inc.	1,794,170	202,848,860
STERIS PLC	1,072,410	205,130,585
Stryker Corp.	3,650,268	1,042,042,006
Synchrony Financial	4,731,602	137,594,986
Synopsys, Inc. (a)	1,650,145	637,368,506
Sysco Corp.	5,487,777	423,821,018
T Rowe Price Group, Inc.	2,428,898	274,222,584
Take-Two Interactive Software, Inc. (a)	1,716,661	204,797,657
Tapestry, Inc.	2,604,420	112,276,546
Targa Resources Corp.	2,432,747	177,468,894
Target Corp.	4,974,786	823,973,805
TE Connectivity Ltd.	3,445,402	451,864,472
Teledyne Technologies, Inc. (a)	507,405	226,992,701
Teleflex, Inc.	507,836	128,639,937
Teradyne, Inc.	1,689,200	181,605,892
Tesla, Inc. (a)	29,118,107	6,040,842,478
Texas Instruments, Inc.	9,808,935	1,824,559,999
Textron, Inc.	2,278,893	160,958,213
Thermo Fisher Scientific, Inc.	4,246,163	2,447,360,968
TJX Cos., Inc.	12,548,779	983,322,322
T-Mobile U.S., Inc. (a)	6,412,676	928,811,992
Tractor Supply Co.	1,195,497	280,989,615
Trane Technologies PLC	2,489,192	457,961,544
TransDigm Group, Inc.	561,517	413,866,105
Travelers Cos., Inc.	2,502,071	428,879,990
Trimble, Inc. (a)	2,684,033	140,697,010
Truist Financial Corp.	14,340,573	489,013,539
Tyler Technologies, Inc. (a)	449,989	159,584,099
Tyson Foods, Inc. Class A	3,146,231	186,634,423
U.S. Bancorp	15,083,825	543,771,891
UDR, Inc. REIT	3,307,719	135,814,942
Ulta Beauty, Inc. (a)	553,462	302,007,610
Union Pacific Corp.	6,624,555	1,333,257,939
United Airlines Holdings, Inc. (a)	3,533,021	156,336,179
United Parcel Service, Inc. Class B	7,901,500	1,532,811,985

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks	Shares	Value
United Rentals, Inc.	749,007	$ 296,427,010
UnitedHealth Group, Inc.	10,115,812	4,780,631,593
Universal Health Services, Inc. Class B	693,347	88,124,404
Valero Energy Corp.	4,167,428	581,772,949
Ventas, Inc. REIT	4,330,603	187,731,640
VeriSign, Inc. (a)	1,005,366	212,463,997
Verisk Analytics, Inc.	1,690,860	324,408,400
Verizon Communications, Inc.	45,470,657	1,768,353,851
Vertex Pharmaceuticals, Inc. (a)	2,783,414	876,970,249
VF Corp.	3,576,620	81,940,364
Viatris, Inc.	13,129,328	126,304,135
VICI Properties, Inc. REIT	10,866,598	354,468,427
Visa, Inc. Class A	17,592,858	3,966,485,567
Vulcan Materials Co.	1,436,721	246,483,855
W R Berkley Corp.	2,197,376	136,808,630
W.W. Grainger, Inc.	487,698	335,931,259
Walgreens Boots Alliance, Inc.	7,758,939	268,304,111
Walmart, Inc.	15,182,561	2,238,668,619
Walt Disney Co. (a)	19,778,136	1,980,384,758
Warner Bros Discovery, Inc. (a)	23,925,123	361,269,357
Waste Management, Inc.	4,037,316	658,768,852
Waters Corp. (a)	644,871	199,671,408
WEC Energy Group, Inc.	3,409,427	323,179,585
Wells Fargo & Co.	41,254,883	1,542,107,527
Welltower, Inc. REIT	5,107,743	366,174,096
Common Stocks	Shares	Value
West Pharmaceutical Services, Inc.	801,502	$ 277,696,398
Western Digital Corp. (a)	3,457,170	130,231,594
Westinghouse Air Brake Technologies Corp.	1,959,209	197,997,662
Westrock Co.	2,736,370	83,377,194
Weyerhaeuser Co. REIT	7,999,464	241,023,850
Whirlpool Corp.	586,710	77,457,454
Williams Cos., Inc.	13,123,607	391,870,905
Willis Towers Watson PLC	1,169,746	271,825,575
Wynn Resorts Ltd. (a)	1,130,949	126,564,503
Xcel Energy, Inc.	5,914,667	398,885,142
Xylem, Inc.	1,951,630	204,335,661
Yum! Brands, Inc.	3,044,344	402,096,956
Zebra Technologies Corp. Class A (a)	557,581	177,310,758
Zimmer Biomet Holdings, Inc.	2,268,219	293,053,895
Zions Bancorp NA	1,623,907	48,603,536
Zoetis, Inc.	5,037,539	838,447,991
Total Common Stocks (Cost $438,733,314,029)		$371,829,226,515
(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

The following table summarizes the value of the Trust's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$371,829,226,515	$—	$—	$371,829,226,515
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at March 31, 2023 and for the six months then ended are (Note 3):
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
Intercontinental Exchange, Inc.	6,118,547	$552,810,721	$354,738,768	$363,725,681	$3,290,663	$ 83,885,708	6,050,438	$631,000,179	$4,891,815
State Street Corp.	3,973,516	241,629,508	180,753,908	197,494,717	(462,994)	61,588,337	3,778,756	286,014,042	4,964,246
TOTAL		$794,440,229	$535,492,676	$561,220,398	$2,827,669	$145,474,045		$917,014,221	$9,856,061
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Portfolio Statistics
March 31, 2023 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2023*
INDUSTRY	% OF NET ASSETS
Software	9.4%
Technology Hardware, Storage & Peripherals	7.4
Semiconductors & Semiconductor Equipment	6.5
Interactive Media & Services	4.8
Financial Services	4.3
Oil, Gas & Consumable Fuels	4.2
Pharmaceuticals	4.2
Banks	3.1
Health Care Providers & Services	3.0
Health Care Equipment & Supplies	2.9
Capital Markets	2.8
Broadline Retail	2.8
Consumer Finance	2.5
Biotechnology	2.3
Specialty Retail	2.2
Insurance	2.2
Hotels, Restaurants & Leisure	2.1
Automobiles	1.9
Electric Utilities	1.9
Life Sciences Tools & Services	1.8
Beverages	1.8
Chemicals	1.8
Machinery	1.8
Aerospace & Defense	1.8
Household Products	1.5
Entertainment	1.4
Specialized REITs	1.2
IT Services	1.2
Food Products	1.2
Communications Equipment	0.9
Diversified Telecommunication Services	0.9
Industrial Conglomerates	0.8
Multi-Utilities	0.8
Ground Transportation	0.8
Media	0.8
Professional Services	0.8
Tobacco	0.7
Air Freight & Logistics	0.7
INDUSTRY	% OF NET ASSETS
Electronic Equipment, Instruments & Components	0.6%
Electrical Equipment	0.6
Textiles, Apparel & Luxury Goods	0.5
Commercial Services & Supplies	0.5
Metals & Mining	0.5
Building Products	0.4
Energy Equipment & Services	0.4
Household Durables	0.3
Residential REITs	0.3
Industrial REITs	0.3
Retail REITs	0.3
Containers & Packaging	0.3
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	0.2
Passenger Airlines	0.2
Health Care REITs	0.2
Personal Care Products	0.2
Distributors	0.1
Construction Materials	0.1
Automobile Components	0.1
Water Utilities	0.1
Office REITs	0.1
Construction & Engineering	0.1
Real Estate Management & Development	0.1
Gas Utilities	0.0**
Independent Power & Renewable Electricity Producers	0.0**
Hotel & Resort REITs	0.0**
Leisure Equipment & Products	0.0**
Other Assets in Excess of Liabilities	0.0**
Total	100.0%
*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statement of Assets and Liabilities
March 31, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$370,912,212,294
Investments in affiliates of the Trustee and the Sponsor, at value	917,014,221
Total Investments	371,829,226,515
Cash	1,362,933,638
Dividends receivable — unaffiliated issuers (Note 2)	258,489,788
Dividends receivable — affiliated issuers (Note 2)	2,442,950
Total Assets	373,453,092,891
LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	641,458
Accrued Trustee expense (Note 3)	24,412,527
Accrued Marketing expense (Note 3)	27,640,304
Distribution payable	1,372,652,078
Accrued expenses and other liabilities	45,754,394
Total Liabilities	1,471,100,761
NET ASSETS	$371,981,992,130
NET ASSETS CONSIST OF:
Paid-in Capital (Note 4)	$457,074,572,125
Total distributable earnings (loss)	(85,092,579,995)
NET ASSETS	$371,981,992,130
NET ASSET VALUE PER UNIT	$ 409.48
UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	908,432,116
COST OF INVESTMENTS:
Unaffiliated issuers	$437,596,129,559
Affiliates of the Trustee and the Sponsor (Note 3)	1,137,184,470
Total Cost of Investments	$438,733,314,029
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Operations

	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$ 3,222,063,742	$ 5,814,040,700	$ 5,063,477,430	$ 5,344,744,140
Dividend income — affiliates of the Trustee and the Sponsor	9,856,061	18,096,796	15,321,426	15,314,759
Foreign taxes withheld	(800,605)	(1,312,601)	(484,053)	—
Total Investment Income	3,231,119,198	5,830,824,895	5,078,314,803	5,360,058,899
EXPENSES
Trustee expense (Note 3)	91,575,595	223,329,603	203,372,449	156,390,558
S&P license fee (Note 3)	54,681,841	117,918,485	105,207,778	85,102,695
Marketing expense (Note 3)	23,143,118	25,359,401	15,493,874	19,590,285
Legal and audit fees	169,582	441,522	616,921	405,831
Other expenses	1,735,257	2,504,225	4,823,485	4,688,948
Total Expenses	171,305,393	369,553,236	329,514,507	266,178,317
NET INVESTMENT INCOME (LOSS)	3,059,813,805	5,461,271,659	4,748,800,296	5,093,880,582
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,098,540,462)	(2,352,742,735)	(3,076,057,194)	(2,843,848,543)
Investments — affiliates of the Trustee and the Sponsor	(6,506,745)	—	(6,071,948)	(8,520,407)
In-kind redemptions — unaffiliated issuers	8,734,722,829	50,130,219,174	72,888,738,765	33,362,317,592
In-kind redemptions — affiliated issuers	9,334,414	87,262,145	114,827,869	79,983,578
Net realized gain (loss)	6,639,010,036	47,864,738,584	69,921,437,492	30,589,932,220
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	41,587,870,544	(113,100,095,302)	11,150,654,602	4,637,256,785
Investments — affiliates of the Trustee and the Sponsor	145,474,045	(331,704,873)	69,456,986	(19,657,458)
Net change in unrealized appreciation/depreciation	41,733,344,589	(113,431,800,175)	11,220,111,588	4,617,599,327
NET REALIZED AND UNREALIZED GAIN (LOSS)	48,372,354,625	(65,567,061,591)	81,141,549,080	35,207,531,547
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$51,432,168,430	$ (60,105,789,932)	$85,890,349,376	$40,301,412,129
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Changes in Net Assets

	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,059,813,805	$ 5,461,271,659	$ 4,748,800,296	$ 5,093,880,582
Net realized gain (loss)	6,639,010,036	47,864,738,584	69,921,437,492	30,589,932,220
Net change in unrealized appreciation/depreciation	41,733,344,589	(113,431,800,175)	11,220,111,588	4,617,599,327
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,432,168,430	(60,105,789,932)	85,890,349,376	40,301,412,129
NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	(770,280)	49,404,768	14,211,571	(28,962,904)
DISTRIBUTIONS TO UNITHOLDERS	(3,055,152,520)	(5,672,206,879)	(4,958,580,733)	(5,149,353,080)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	324,012,066,446	752,047,231,926	653,742,584,343	615,842,536,075
Cost of Units redeemed	(330,872,094,032)	(740,656,771,588)	(643,775,317,843)	(631,300,529,687)
Net income equalization (Note 2)	770,280	(49,404,768)	(14,211,571)	28,962,904
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(6,859,257,306)	11,341,055,570	9,953,054,929	(15,429,030,708)
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	41,516,988,324	(54,387,536,473)	90,899,035,143	19,694,065,437
NET ASSETS AT BEGINNING OF PERIOD	330,465,003,806	384,852,540,279	293,953,505,136	274,259,439,699
NET ASSETS AT END OF PERIOD	$ 371,981,992,130	$ 330,465,003,806	$ 384,852,540,279	$ 293,953,505,136
UNIT TRANSACTIONS:
Units sold	828,900,000	1,757,900,000	1,652,950,000	2,081,250,000
Units redeemed	(845,400,000)	(1,729,600,000)	(1,633,250,000)	(2,128,300,000)
NET INCREASE (DECREASE)	(16,500,000)	28,300,000	19,700,000	(47,050,000)
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19	Year Ended 9/30/18
Net asset value, beginning of period	$ 357.29	$ 429.22	$ 335.21	$ 296.82	$ 290.60	$ 251.30
Income (loss) from investment operations:
Net investment income (loss) (a)	3.29	5.98	5.44	5.59	5.71	4.86
Net realized and unrealized gain (loss)	52.19	(71.78)	94.21	38.51	6.05	39.46
Total from investment operations	55.48	(65.80)	99.65	44.10	11.76	44.32
Net equalization credits and charges (a)	(0.00)(b)	0.05	0.02	(0.03)	(0.06)	0.00(b)
Less Distributions from:
Net investment income	(3.29)	(6.18)	(5.66)	(5.68)	(5.48)	(5.02)
Net asset value, end of period	$ 409.48	$ 357.29	$ 429.22	$ 335.21	$ 296.82	$ 290.60
Total return (c)	15.55%	(15.53)%	29.79%	14.98%	4.11%	17.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$371,981,992	$330,465,004	$384,852,540	$293,953,505	$274,259,440	$279,389,634
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09%(d)	0.09%	0.09%	0.09%	0.10%	0.10%
Total expenses (excluding Trustee earnings credit)	0.09%(d)	0.09%	0.09%	0.09%	0.10%	0.10%
Net expenses (e)	0.09%(d)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.69%(d)	1.40%	1.36%	1.81%	2.03%	1.79%
Portfolio turnover rate (f)	1%	2%	4%	2%	3%	2%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(b)	Amount is less than $0.005 per Unit.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Net of expenses waived by the Trustee.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Notes to Financial Statements
March 31, 2023 (Unaudited)

Note 1  — Organization
SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an “Exchange-Traded Fund”, the units of which are listed on and traded on the New York Stock Exchange (“NYSE”)  under the symbol “SPY”, and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.
Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC (the “Sponsor”) and State Street Global Advisors Trust Company (the “Trustee”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.
The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the NYSE under the symbol “ICE.”
Note 2  — Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trustee (who is responsible for the preparation of the Trust's financial statements) in the preparation of the Trust's financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Trust’s investments are valued at fair value each day that the NYSE is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2023 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)
Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2023 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
Distributions
The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”), quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Equalization
The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Federal Income Taxes
For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2023 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)
during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
The Trustee has reviewed the Trust's tax positions for the open tax years as of September 30, 2022 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2022.
No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the six months ended March 31, 2023, the Trustee reclassified $8,744,057,243 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.
At March 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$438,760,305,959	$5,191,556,876	$72,122,636,320	$(66,931,079,444)
Note 3 — Transactions with Affiliates of the Trustee and Sponsor
State Street Bank and Trust Company ("SSBT"), the parent of the Trustee, maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee oversees the services provided by SSBT and is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2023 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2023:
Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999 $500,000,000 – $2,499,999,999 $2,500,000,000 and above	0.10% per annum plus or minus the Adjustment Amount 0.08% per annum plus or minus the Adjustment Amount 0.06% per annum plus or minus the Adjustment Amount
The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2023, the Adjustment Amount reduced the Trustee’s fee by $17,488,912. The Adjustment Amount included an excess of net transaction fees from processing orders of $3,119,163 and a Trustee earnings credit of $14,369,749.
The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2024, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. No amounts were waived for the six months ended March 31, 2023 and the years ended September 30, 2022, 2021 and 2020. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.
In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the six months ended March 31, 2023 and the years ended September 30, 2022,  2021 and 2020, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the six months ended March 31, 2023 and the years ended September 30, 2022, 2021 and 2020. The Trust reimbursed the Sponsor for $198,992, $300,191, $519,011 and $402,393 of legal fees for the six months ended March 31, 2023 and the years ended September 30, 2022, 2021 and 2020, respectively, which are included in Legal and audit fees on the Statements of Operations.
S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”, the principal U.S. listing exchange for the Trust) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2023 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.
The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.
ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at March 31, 2023 are listed in the Schedule of Investments.
Note 4  — Unitholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2023 (Unaudited)

Note 5  — Investment Transactions
For the six months ended March 31, 2023, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $204,521,990,027, $211,383,732,477, $3,030,769,464, and $3,359,529,085, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $8,744,057,243.
Note 6  — Equity Investing and Market Risk
An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value. For example, Russia’s recent launch of a large-scale invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country’s credit rating; a freeze of Russian foreign assets; and a decline in the value and liquidity of Russian securities, properties, or interests. These sanctions as well as the potential for military escalation and other corresponding events, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Trust, even if the Trust does not have direct exposure to securities of Russian issuers.
An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust’s portfolio (the “Portfolio Securities”) may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.
The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust’s portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2023 (Unaudited)

Note 6 — Equity Investing and Market Risk – (continued)
An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. This coronavirus has resulted in travel restrictions, restrictions on gatherings of people (including closings of, or limitations on, dining and entertainment establishments, as well as schools and universities), closed businesses (or businesses that are restricted in their operations), closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak cannot be determined with certainty. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets, liquidity constraints and disruption to the global economy, the consequences of which are currently unpredictable. Certain of the Trust’s investments have exposure to businesses that, as a result of COVID-19, have experienced a slowdown or temporary suspension in business activities. Additionally, governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruptions, will not be known for some time. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust’s investments.
Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the Trust’s portfolio will fluctuate over the entire life of the Trust.
There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2023 (Unaudited)

Note 7  — Subsequent Events
The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust
Other Information
March 31, 2023 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)
The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and without this waiver, returns would have been lower.
Cumulative Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	(7.82)%	68.82%	213.42%
Return Based on Bid/Ask Price	(7.88)%	68.73%	213.64%
S&P 500® Index	(7.73)%	69.94%	217.36%
Average Annual Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	(7.82)%	11.04%	12.10%
Return Based on Bid/Ask Price	(7.88)%	11.03%	12.11%
S&P 500® Index	(7.73)%	11.19%	12.24%
(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

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SPDR S&P 500® ETF Trust
(Unaudited)

Sponsor
PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005
Trustee
State Street Global Advisors Trust Company
One Iron Street
Boston, MA 02210
Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1000
Denver, CO 80203
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard, Suite 500
Boston, MA 02210
SPYSAR